Goodwill And Other Intangible Assets (Acquired Intangible Assets Subject To Amortization) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Acquired Finite-Lived Intangible Assets [Line Items]
Cost	$ 49,494	$ 48,758
Accumulated Amortization	(28,020)	(31,333)
Net	21,474	17,425
Noncompete Agreements [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Cost	18,033	21,364
Accumulated Amortization	(12,968)	(13,537)
Net	5,065	7,827
Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Cost	30,515	26,607
Accumulated Amortization	(14,440)	(17,297)
Net	16,075	9,310
Trademarks [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Cost	360	211
Accumulated Amortization	(259)	(199)
Net	101	12
Other Intangible Assets [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Cost	586	576
Accumulated Amortization	(353)	(300)
Net	$ 233	$ 276